Segment Reporting - Revenue and Income from Vessel Operations by Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Segment Reporting Information [Line Items]
Revenue	$ 1,464,975	$ 1,190,184	$ 682,508
Operating Income (Loss)	531,725	245,766	(185,353)
Teekay Tankers | Tankers [Member] | Operating Segments
Segment Reporting Information [Line Items]
Revenue	1,364,452	1,063,111	542,367
Operating Income (Loss)	535,910	255,949	(194,095)
Teekay Parent [Member] | Other | Operating Segments
Segment Reporting Information [Line Items]
Revenue	100,523	127,073	140,141
Operating Income (Loss)	$ (4,185)	$ (10,183)	$ 8,742